Commitments, contingencies and guarantees - Maturity Information on Derivative Contracts and Standby Letters of Credit and Other Guarantees (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	¥ 5,954,567	[1],[2]	¥ 5,155,198	[1],[2]
Maximum potential payout /Notional total	255,694,644	[1],[2]	195,466,506	[1],[2]
Derivative contracts [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	98,585,363
Derivative contracts [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	70,409,375
Derivative contracts [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	24,316,831
Derivative contracts [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	62,383,075
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	279	[3]	276	[3]
Maximum potential payout /Notional total	11,783	[3]	11,509	[3]
Standby letters of credit and other guarantees [Member] | Less than 1 year,Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	338
Standby letters of credit and other guarantees [Member] | 1 to 3 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	113
Standby letters of credit and other guarantees [Member] | 3 to 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	2,499
Standby letters of credit and other guarantees [Member] | More than 5 years, Years to Maturity, Maximum potential payout/ Notional [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total	¥ 8,833

[1]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[2]	Credit derivatives are disclosed in Note 3 "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[3]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2014 is ¥6,487 million and as of September 30, 2014 is ¥6,898 million.